Government Grant (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Government Grant [Line Items]
Non-refundable government contribution value	$ 85.0
Recorded relating to agreement	19.5	$ 8.8
Satellites [Member]
Government Grant [Line Items]
Recorded as a reduction	15.0	3.5
Operating Expenses [Member]
Government Grant [Line Items]
Recorded as a reduction	$ 4.5	0.1
Prepaid Expenses [Member]
Government Grant [Line Items]
Recorded as a reduction		$ 5.2